PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2025, and 2024:

	Cost	Accumulated depreciation	Value as of December 31 2025	Cost	Accumulated Depreciation	Value as of December 31 2024
Land and Buildings	11,885,258	(76,427)	11,808,831	71,034	—	71,034
Leasehold property	122,186	(627)	121,559	—	—	—
Plant and machinery	28,662	(2,319)	26,343	—	—	—
Furniture and fixtures	542,523	(136,942)	405,581	112,467	(103,146)	9,321
Motor vehicles	193,056	(127,768)	65,288	134,180	(113,614)	20,566
Office equipment	95,247	(33,473)	61,774	41,809	(23,828)	17,981
IT equipment	93,608	(34,594)	59,014	228,362	(207,417)	20,945
Computer equipment	237,017	(142,007)	95,010	216,350	(211,981)	4,369
Programs and textbooks	62,132	(3,148)	58,984	232,510	(222,331)	10,179
Spa equipment, curtains, crockery, glassware, and linen	37,988	18,679	56,667	317,438	(170,302)	147,136
CIP-Senior Secondary School (College)	187,657	-	187,657	-	-	-
	$13,485,334	$(538,626)	$12,946,708	$1,354,150	$(1,052,619)	$301,531

SCHEDULE OF RECONCILIATION OF PROPERTY AND EQUIPMENT

Reconciliation of property, plant and equipment — 2025

	Opening Balance as of January 1, 2025	Acquisition	Additions	Disposals	Translation	Depreciation	Closing Balance as of December 31, 2025
Land and Buildings	71,034	9,155,872	1,839,050	(78,732)	898,034	(76,427)	11,808,831
Leasehold property	—	112,168	—	—	10,018	(627)	121,559
Plant and machinery	—	18,713	10,046	—	190	(2,606)	26,343
Furniture and fixtures	9,321	415,256	21,438	(1,540)	2,777	(41,671)	405,581
Motor vehicles	20,566	49,587	5,611	(442)	4,120	(14,154)	65,288
Office equipment	17,981	44,891	4,625	(2,612)	9,561	(12,672)	61,774
IT equipment	20,945	41,941	4,196	—	8,427	(16,495)	59,014
Computer equipment	4,369	93,351	15,871	(576)	(3,999)	(14,006)	95,010
Programs and textbooks	10,179	58,525	3,607	(11,833)	1,654	(3,148)	58,984
Spa equipment, curtains, crockery, Glassware and linen	147,136	54,286	15,336	(150,329)	(4,818)	(14,580)	56,667
CIP-Senior Secondary School (College)	—	186,010	2,104	—	(457)	—	187,657
	$301,531	$10,230,600	$1,921,884	$(246,064)	$935,143	$(196,386)	$12,946,708

Reconciliation of property, plant and equipment — 2024

	Opening Balance as of January 1, 2024	Adjustment	Additions	Disposals	Translation	Depreciation	Closing Balance as of December 31, 2024
Land	$—	$—	$—	$—	$—	$—	$—
Buildings	—	140,132	—	(61,400)	(7,698)	—	71,034
Leasehold property	2,153	—	—	(2,153)	—	—	—
Plant and machinery	—	—	—	—	—	—	—
Furniture and fixtures	147,324	(140,132)	—	(5,015)	7,380	(236)	9,321
Motor vehicles	33,261	—	—	—	(3,128)	(9,567)	20,566
Office equipment	47,414	—	—	(27,340)	(2,093)	—	17,981
IT equipment	7,718	16,999	—	(5,727)	11,454	(9,499)	20,945
Computer equipment	26,156	(16,999)	7,003	(1,725)	(6,205)	(3,861)	4,369
Programs and textbooks	11,833	—	—	—	(1,654)	—	10,179
Spa equipment, curtains, crockery, Glassware and linen	180,892	—	—	(6,913)	(26,843)	—	147,136
	$456,751	$—	$7,003	$(110,271)	$28,787	$(23,163)	$301,531